Warrants and Compensation Options (Tables)	12 Months Ended
Dec. 31, 2020
Warrants And Compensation Options
Schedule of Warrants and Compensation Options

The following table reflects the continuity of warrants and compensation options:

	Historical	Number of
	Average Exercise	Warrants/ Compensation	Historical
	Price	options	Fair value

Balance, January 1, 2018	$0.39	34,800,000	$5,985,378
Fair value of warrants issued on public offering	0.58	12,545,350	2,286,426
Historical fair value assigned to warrants exercised	0.39	(2,600,500)	(447,270)
Fair value of compensation options issued to brokers	0.43	1,505,442	479,204

Balance, December 31, 2018	0.44	46,250,292	8,303,738
Fair value of warrants issued as cost of debt financing	0.27	3,289,500	221,620

Balance, December 31, 2019	0.43	49,539,792	8,525,358
Fair value of warrants issued on conversion of convertible debentures (Notes 12 and 13)	0.38	1,235,000	146,858
Fair value of expired compensation options issued to brokers	0.43	(1,505,442)	(479,204)
Fair value related to the exercise of warrants issued as cost
of debt financing (1)	0.27	(3,289,500)	(221,620)
Fair value of expired warrants issued on public offering	0.58	(12,545,350)	(2,286,426)
Historical fair value assigned to warrants exercised	0.39	(744,000)	(127,964)

Balance, December 31, 2020	$0.39	32,690,500	$5,557,002

(1)	These warrants had a cashless exercise feature. The warrant holder utilized the cashless exercise feature to exercise the warrants, which resulted in the Company issuing 942,448 common shares to the warrant holders.